Financial Instruments and Risk Management - Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of external credit grades [Line Items]
Credit exposure	£ 5,977	£ 4,613	£ 3,825
Aa2/AA and Above [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,522	2,575	1,444
Aa3/AA- [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,376	313	208
A1/A+ [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,145	651	952
A2/A [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	649	628	370
A3/A- [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	50	180	204
Baa1/BBB+ [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	75	59	561
Baa2/BBB and Below [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	£ 160	£ 207	£ 86